Net Interest Income (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Net Interest Income
Net interest income for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)

Interest income from:
Deposits with banks	¥20,044	¥17,411	¥81,592
Call loans and bills bought	13,898	11,091	16,556
Reverse repurchase agreements and cash collateral on securities borrowed	6,633	14,148	52,865
Investment securities	123,194	126,639	178,830
Loans and advances	1,583,885	1,611,081	2,077,202

Total interest income	1,747,654	1,780,370	2,407,045

Interest expense from:
Deposits	101,991	179,910	582,799
Call money and bills sold	1,259	1,755	10,483
Repurchase agreements and cash collateral on securities lent	5,767	7,131	132,389
Borrowings	49,282	62,624	92,425
Debt securities in issue	106,505	109,205	232,473
Premiums for deposit insurance	37,970	35,813	36,809
Others	942	807	3,352

Total interest expense	303,716	397,245	1,090,730

Net interest income	¥1,443,938	¥1,383,125	¥1,316,315